Income Taxes - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended										12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Expiring within 3 years USD ($)	Mar. 31, 2012 Expiring within 3 years JPY (¥)	Mar. 31, 2012 Expiring within 4 years to 9 years USD ($)	Mar. 31, 2012 Expiring within 4 years to 9 years JPY (¥)	Mar. 31, 2012 Expiring over 9 years USD ($)	Mar. 31, 2012 Expiring over 9 years JPY (¥)	Mar. 31, 2016 Scenario, Forecast	Mar. 31, 2015 Scenario, Forecast	Mar. 31, 2014 Scenario, Forecast	Mar. 31, 2013 Scenario, Forecast
Income Tax Disclosure [Line Items]
National corporate tax	30.00%	30.00%
Inhabitant tax	6.00%	6.00%
Deductible enterprise tax	8.00%	8.00%
Statutory tax rate	(41.00%)	(41.00%)	41.00%	41.00%							36.00%	38.00%	38.00%	38.00%
Decrease in deferred tax assets resulting from change in enacted tax rate	$ (91,268)	¥ (7,484,000)
Increase in valuation allowance	66,085	5,419,000	6,942,000	7,282,000
Net operating losses carried forward for income tax purposes	2,756,756	226,054,000			89,037	7,301,000	893,976	73,306,000	1,586,659	130,106,000
Undistributed earnings of foreign subsidiaries that will be permanently reinvested	4,225,220	346,468,000
Unrecognized tax benefits that would reduce the effective tax rate, if recognized	$ 140,110	¥ 11,489,000	¥ 9,114,000